CONVERTIBLE NOTES - Sensitivity analysis (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares $ / $	Dec. 31, 2023 USD ($) $ / shares $ / $
Share price
CONVERTIBLE NOTES
Unobservable inputs | $ / shares	1.59	2.61
Percentage of possible change, decrease	10.00%	10.00%
Increase (decrease) in liability due to decrease in possible change	$ 0	$ (300)
Increase (decrease) in liability due to increase in possible change	$ 0	$ 400
Foreign exchange rate
CONVERTIBLE NOTES
Unobservable inputs | $ / $	1.44	1.32
Percentage of possible change, decrease	5.00%	5.00%
Increase (decrease) in liability due to decrease in possible change	$ 0	$ (100)
Expected volatility
CONVERTIBLE NOTES
Unobservable inputs	0.473	0.485
Percentage of possible change, decrease	10.00%	10.00%
Increase (decrease) in liability due to decrease in possible change	$ 0	$ (300)
Increase (decrease) in liability due to increase in possible change	$ 0	$ 100
Credit spread
CONVERTIBLE NOTES
Unobservable inputs	0.03	0.045
Percentage of possible change, decrease	5.00%	5.00%
Increase (decrease) in liability due to decrease in possible change	$ 0	$ (30)